Liability in Respect of Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability in Respect of Government Grants [Abstract]
Balance as of January 1	$ 1,445	$ 1,171
Amounts received during the year	121	121
Payment of royalties	(185)	(70)
Amounts recognized as an offset from research and development expenses	(49)	(42)
Revaluation of the liability	(57)	265
Balance as of December 31	1,275	1,445
Current maturities in respect of government grants	231	550
Long term liability in respect of government grants	$ 1,044	$ 895	[1]

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.